Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

14.  Leases

The Group’s operating leases mainly relate to office buildings and it has no finance lease as a lessee for the year ended December 31, 2019.

As of December 31, 2019, the weighted average remaining lease term was 2.1 years and weighted average discount rate was 5.9% for the Group’s operating leases.

Operating lease cost for the year ended December 31, 2019 was RMB109.9 million, which excluded the cost of short-term contracts. Cost of short-term lease contracts for the year ended December 31, 2019 was RMB53.9 million. Supplemental cash flow information related to operating leases is as follows:

2019
RMB

Cash payments for operating leases	156,323
ROU assets obtained in exchange for operating lease liabilities	46,007

Future lease payments under operating leases as of December 31, 2019 were as follows:

Operating leases
RMB
Year ending December 31,
2020	44,933
2021	16,535
2022	8,685
2023	3,953
2024	177
Thereafter	14
Total future lease payments	74,297
Less: Imputed interest	(4,873)
Total lease liabilities balance	69,424

Future lease payments under operating leases as of December 31, 2018, prior to the adoption of new lease accounting standard as described in Note 2(hh), are as follows:

2018
RMB

Within one year	119,501
After one year but not more than five years	152,273
Later than five years	5,961

277,735

For the years ended December 31, 2017 and 2018, the Group incurred rental expenses under operating leases of RMB136.6 million and RMB149.1 million, respectively.

As of December 31, 2019, additional operating leases that have not yet commenced were immaterial.